SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (loss) per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 2,528,027	$ 7,429,442
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	9,753,411	23,000,000
Weighted average shares outstanding - diluted	9,753,411	23,000,000
Net income per share - basic	$ 0.26	$ 0.32
Net income per share - diluted	$ 0.26	$ 0.32
Class A (non-redeemable) and Class B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 1,490,366	$ 1,857,361
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	5,750,000	5,750,000
Weighted average shares outstanding - diluted	5,750,000	5,750,000
Net income per share - basic	$ 0.26	$ 0.32
Net income per share - diluted	$ 0.26	$ 0.32